FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments And Risk Management
Cash	$ 9	$ 38	$ 2,045	$ 891
Current liabilities	$ 1,337,235	$ 1,203,963